GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 159,159						$ 236,785		$ 58,113
Net Income (Loss) Attributable to Parent	(249,798)	$ (206,497)	$ (410,259)	(441,901)	$ (266,243)	$ (313,424)	(866,554)	(1,021,568)	(1,426,102)	(958,282)
Net Cash Provided by (Used in) Operating Activities							(767,211)	(727,002)	(1,112,690)	(873,643)
Working Capital (deficit)	907,940						907,940		(48,876)
Stockholders' Equity Attributable to Parent	(907,337)	$ (659,931)	$ (459,337)	$ 347,615	$ (1,489,558)	$ (1,223,828)	(907,337)	$ 347,615	(53,972)	(910,681)	$ (54,530)
Retained Earnings (Accumulated Deficit)	$ (3,534,766)						$ (3,534,766)		$ (2,668,212)	$ (1,242,110)